Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information

1.       Basis of Presentation and General Information:

The consolidated financial statements as of December 31, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025 include the accounts of Star Bulk Carriers Corp. (“Star Bulk”) and its wholly owned subsidiaries as set forth below (collectively, the “Company”).

Star Bulk was incorporated on December 13, 2006 under the laws of the Marshall Islands and maintains offices in Athens, New York, Connecticut (Stamford) and Singapore. The Company is engaged in the ocean transportation of dry bulk cargoes worldwide through the ownership and operation of dry bulk carrier vessels. Since December 3, 2007, Star Bulk shares trade on the NASDAQ Global Select Market under the ticker symbol “SBLK”.

As of December 31, 2025, the Company owned a modern fleet of 136 dry bulk vessels (one of which was agreed to be sold, and was subsequently delivered to her new owners in February 2026, as described in Note 6) consisting of Newcastlemax, Capesize, Post Panamax, Kamsarmax, Panamax, Ultramax and Supramax vessels with a carrying capacity between 55,569 deadweight tonnage (“dwt”) and 209,537 dwt, and a combined carrying capacity of 13.7 million dwt and an average age of 12.7 years. Also, the Company has entered into firm shipbuilding contracts for the construction of eight 82,000 dwt Kamsarmax newbuilding vessels with expected deliveries between April 2026 and September 2026. In addition, the Company charters-in a number of third-party vessels on both a short-term and long-term basis to increase its operating capacity in order to satisfy its clients’ needs. Specifically, as of December 31, 2025, the Company charters-in seven vessels on a long-term basis, as presented in the table below under Long-term time charter-in vessels.

Eagle Merger

On April 9, 2024 (the “Effective Time”), the Company completed the merger with Eagle Bulk Shipping Inc. (“Eagle”) in an all-stock transaction (the “Eagle Merger”), following Eagle shareholders’ approval and receipt of applicable regulatory approvals and satisfaction of customary closing conditions. Eagle common stock has ceased trading and is no longer listed on the New York Stock Exchange.

At the Effective Time, each share of Eagle common stock issued and outstanding immediately prior to the Effective Time was cancelled in exchange for the right to receive 2.6211 shares of Star Bulk common stock, which resulted in the issuance of 28,082,319 shares of Star Bulk common stock. In addition, at the time of the Eagle Merger’s completion, 1,341,584 shares of Star Bulk common stock were issued in exchange for the 511,840 loaned shares of Eagle common stock (the “Eagle loaned shares”) outstanding in connection with Eagle’s 5.00% Convertible Senior Notes due 2024 (the “Convertible Notes”). Upon the maturity date of the Convertible Notes on August 1, 2024, the issued 1,341,584 shares of Star Bulk common stock were cancelled upon return and 5,971,284 shares of Star Bulk common stock were issued for settlement of such Convertible Notes.

1.       Basis of Presentation and General Information – (continued):

Eagle Merger – (continued)

The following financial information reflects the results of operations of Star Bulk and Eagle since April 9, 2024, included in the Company’s consolidated income statements for the year ended December 31, 2024:

	Star Bulk	Eagle
Voyage revenues	$994,630	$270,828
Operating income	$332,856	$50,140
Net income	$274,756	$29,898

The following unaudited supplemental pro forma consolidated financial information reflects the results of operations for the year ended December 31, 2024, as if the Eagle Merger had been consummated on January 1, 2023. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the Eagle Merger actually taken place on January 1, 2023. In addition, these results are not intended to be a projection of future results and do not reflect any potential synergies achieved from the combined operations:

	Years ended December 31,
	2023	2024

Pro forma voyage revenues	$1,343,068	$1,368,856
Pro forma operating income	268,393	368,992
Pro forma net income	180,767	289,551
Pro forma income per share, basic	1.43	2.53
Pro forma income per share, diluted	$1.40	$2.45

Accounting for the Eagle Merger

The Eagle Merger was accounted for as an acquisition of Eagle by Star Bulk under the asset acquisition method of accounting in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Star Bulk is treated as the acquiror for accounting purposes. Based on the terms of the Eagle Merger Agreement, the Eagle Merger was determined to not meet the requirements of a business combination under the guidelines of Accounting Standards Codification (“ASC”) 805, Business Combinations, and Accounting Standards Update (“ASU”) 2017-01, Business Combinations (Topic 805). The Eagle Merger consists of acquiring vessels and associated assets and liabilities, which are concentrated in a group of similar identifiable assets, and therefore not considered a business. As a result, the Eagle Merger is treated as an asset acquisition, whereby all assets acquired and liabilities assumed are recorded at the cost of the acquisition, including transaction costs, on the basis of their relative fair value.

1.       Basis of Presentation and General Information – (continued):

Accounting for the Eagle Merger – (continued)

The following table presents a summary of how the consideration paid by Star Bulk for the net assets acquired was determined:

(Dollars in thousands, except per share and share data)	Amounts
Eagle common stock	10,476,091	(a)
Equity awards of Eagle employees and not vested to be replaced	237,853	(b)
Eagle shares exchanged with Star Bulk shares	10,713,944
Fixed exchange ratio	2.6211	(c)
Total Star Bulk common stock issued to Eagle shareholders	28,082,319
Star Bulk closing price per share	$23.70	(d)
Consideration transferred related to value of net assets acquired	$665,551

(a)	Issued and outstanding shares as of April 9, 2024.
(b)	Under the Eagle Merger Agreement, the Company was obligated to replace the equity awards of Eagle employees not vested based on the agreed exchange ratio.

(c)	The exchange ratio was fixed based on the Eagle Merger Agreement.

(d)	Share price of Star Bulk as of April 9, 2024 represents the closing price of Star Bulk common stock for the calculation of the fair value of the Eagle Merger consideration transferred.

The following table presents the fair values of the tangible and intangible assets acquired and liabilities assumed, as well as the calculation of the excess of the net assets acquired over the consideration transferred by Star Bulk:

(Dollars in thousands)	Fair Value
Vessels and vessel improvements	$1,157,000
Advances for BWTS and other assets	1,252
Vessels held for sale	29,254
Inventories	25,783
Cash	104,325
Derivative assets	289
Operating lease right-of use assets	3,454
Other current assets (Accounts receivable, Prepaid expenses, Other current assets)	56,130
Long term debt	(375,500)
Convertible Notes	(138,680)
Operating lease liabilities	(3,454)
Derivative liabilities	(48)
Accounts payable, Accrued liabilities, Unearned charter hire revenue and Other non-current liabilities	(54,041)
Net asset value acquired	$805,764
Consideration transferred	$665,551
Excess of net asset value acquired over consideration transferred	$140,213

1.       Basis of Presentation and General Information – (continued):

Accounting for the Eagle Merger – (continued)

The total value of $1,213,289 of the 52 vessels acquired in the Eagle Merger (including the two vessels held for sale at the Effective Time) is comprised of (i) $1,157,000 in vessel fair values using an average of valuations obtained from third-party vessel appraisals for 50 vessels, (ii) $29,254 fair value of the 2 vessels held for sale using the sale prices that were agreed upon in the respective contracts, (iii) $25,783 fair value of the initial bunker and lubricant inventories on board the vessels on the acquisition date and (iv) $1,252 of advances for ballast water treatment system installations.

In accordance with the requirements of accounting for the Eagle Merger as an asset acquisition, the value of the vessels was adjusted down by $129,664 after the allocation of the excess amount of $140,213 of net assets acquired over the consideration transferred by Star Bulk and the capitalization of approximately $10,549 of legal, advisory and other professional fees directly related to the Eagle Merger which are presented under “Vessels and other fixed assets, net” in the audited consolidated balance sheet as of December 31, 2024.

The long-term debt assumed bore interest at variable interest rates and its fair value approximated its outstanding balance due to the variable interest rate nature thereof. Unamortized deferred financing costs associated with long-term debt of Eagle were eliminated as part of its fair value measurement.

The Convertible Notes’ estimated fair value, based on market data on the date of acquisition, was $138,680. The excess fair value amount of $69,311 over its principal amount of $69,369 was allocated to equity under ASC 470-20 Debt: Debt With Conversion and Other Options.

Operating lease right-of-use assets and operating lease liabilities of which Eagle was the lessee (time charter-in agreements of remaining duration of less than twelve months and long-term office rentals) were reassessed on the acquisition date. The acquisition date was considered to be the inception date, and the initial recognition of these leases was performed after considering the terms and conditions of the lease agreements.

The working capital amounts acquired from Eagle approximated their fair values due to their short-term maturities.

1.       Basis of Presentation and General Information – (continued):

Below is the list of the Company’s wholly owned subsidiaries as of December 31, 2025:

a) Subsidiaries owning vessels in operation:

				Date
#	Wholly Owned Subsidiaries	Vessel Name	DWT	Delivered to Star Bulk	Year Built
1	Sea Diamond Shipping LLC	Goliath	209,537	July 15, 2015	2015
2	Pearl Shiptrade LLC	Gargantua	209,529	April 2, 2015	2015
3	Star Ennea LLC	Star Gina 2GR	209,475	February 26, 2016	2016
4	Coral Cape Shipping LLC	Maharaj	209,472	July 15, 2015	2015
5	Star Castle II LLC	Star Leo	207,939	May 14, 2018	2018
6	ABY Eleven LLC	Star Laetitia	207,896	August 3, 2018	2017
7	Domus Shipping LLC	Star Ariadne	207,812	March 28, 2017	2017
8	Star Breezer LLC	Star Virgo	207,810	March 1, 2017	2017
9	Star Seeker LLC	Star Libra	207,765	June 6, 2016	2016
10	ABY Nine LLC	Star Sienna	207,721	August 3, 2018	2017
11	Clearwater Shipping LLC	Star Marisa	207,709	March 11 2016	2016
12	ABY Ten LLC	Star Karlie	207,566	August 3, 2018	2016
13	Star Castle I LLC	Star Eleni	207,555	January 3, 2018	2018
14	Festive Shipping LLC	Star Magnanimus	207,526	March 26, 2018	2018
15	New Era II Shipping LLC	Debbie H	206,861	May 28, 2019	2019
16	New Era III Shipping LLC	Star Ayesha	206,852	July 15, 2019	2019
17	New Era I Shipping LLC	Katie K	206,839	April 16, 2019	2019
18	Cape Ocean Maritime LLC	Leviathan	182,511	September 19, 2014	2014
19	Cape Horizon Shipping LLC	Peloreus	182,496	July 22, 2014	2014
20	Star Nor I LLC	Star Claudine	181,258	July 6, 2018	2011
21	Star Nor II LLC	Star Ophelia	180,716	July 6, 2018	2010
22	Sandra Shipco LLC	Star Pauline	180,274	December 29, 2014	2008
23	Christine Shipco LLC	Star Martha	180,274	October 31, 2014	2010
24	Star Nor III LLC	Star Lyra	179,147	July 6, 2018	2009
25	Star Regg V LLC	Star Borneo	178,978	January 26, 2021	2010
26	Star Regg VI LLC	Star Bueno	178,978	January 26, 2021	2010
27	Star Regg IV LLC	Star Marilena	178,978	January 26, 2021	2010
28	Star Regg II LLC	Star Janni	178,978	January 7, 2019	2010
29	Star Regg I LLC	Star Marianne	178,906	January 14, 2019	2010
30	Star Trident V LLC	Star Angie	177,931	October 29, 2014	2007
31	Global Cape Shipping LLC	Kymopolia	176,990	July 11, 2014	2006
32	ABY Fourteen LLC	Star Scarlett (Note 22.c)	175,649	August 3, 2018	2014
33	ABM One LLC	Star Eva	106,659	August 3, 2018	2012
34	Nautical Shipping LLC	Amami	98,681	July 11, 2014	2011
35	Majestic Shipping LLC	Madredeus	98,681	July 11, 2014	2011
36	Star Sirius LLC	Star Sirius	98,681	March 7, 2014	2011
37	Star Vega LLC	Star Vega	98,681	February 13, 2014	2011
38	ABY II LLC	Star Aphrodite	92,006	August 3, 2018	2011
39	Augustea Bulk Carrier LLC	Star Piera	91,951	August 3, 2018	2010
40	Augustea Bulk Carrier LLC	Star Despoina	91,951	August 3, 2018	2010

1.       Basis of Presentation and General Information – (continued):

a) Subsidiaries owning vessels in operation – (continued):

				Date
#	Wholly Owned Subsidiaries	Vessel Name	DWT	Delivered to Star Bulk	Year Built
41	Star Nor IV LLC	Star Electra	83,494	July 6, 2018	2011
42	Star Alta I LLC	Star Angelina	82,981	December 5, 2014	2006
43	Star Alta II LLC	Star Gwyneth	82,790	December 5, 2014	2006
44	Star Trident I LLC	Star Kamila	82,769	September 3, 2014	2005
45	Star Nor VI LLC	Star Luna	82,687	July 6, 2018	2008
46	Star Nor V LLC	Star Bianca	82,672	July 6, 2018	2008
47	Grain Shipping LLC	Pendulum	82,619	July 11, 2014	2006
48	Star Trident XIX LLC	Star Maria	82,598	November 5, 2014	2007
49	Star Trident XII LLC	Star Markella	82,594	September 29, 2014	2007
50	ABY Seven LLC	Star Jeannette	82,566	August 3, 2018	2014
51	Star Sun I LLC	Star Elizabeth	82,403	May 25, 2021	2021
52	Star Trident VIII LLC	Star Sophia	82,269	October 31, 2014	2007
53	Star Trident XVI LLC	Star Mariella (Note 22.d)	82,266	September 19, 2014	2006
54	Star Trident XIV LLC	Star Moira	82,257	November 19, 2014	2006
55	Star Trident XVIII LLC	Star Nina	82,224	January 5, 2015	2006
56	Star Trident X LLC	Star Renee	82,221	December 18, 2014	2006
57	Star Trident II LLC	Star Nasia	82,220	August 29, 2014	2006
58	Star Trident XIII LLC	Star Laura	82,209	December 8, 2014	2006
59	Star Nor VIII LLC	Star Mona	82,188	July 6, 2018	2012
60	Star Trident XVII LLC	Star Helena	82,187	December 29, 2014	2006
61	Star Nor VII LLC	Star Astrid	82,158	July 6, 2018	2012
62	Waterfront Two LLC	Star Alessia	81,944	August 3, 2018	2017
63	Star Nor IX LLC	Star Calypso	81,918	July 6, 2018	2014
64	Star Elpis LLC	Star Suzanna	81,711	May 15, 2017	2013
65	Star Gaia LLC	Star Charis	81,711	March 22, 2017	2013
66	Mineral Shipping LLC	Mercurial Virgo	81,545	July 11, 2014	2013
67	Star Nor X LLC	Stardust	81,502	July 6, 2018	2011
68	Star Nor XI LLC	Star Sky	81,466	July 6, 2018	2010
69	Star Zeus VI LLC	Star Lambada	81,272	March 16, 2021	2016
70	Star Zeus II LLC	Star Carioca	81,262	March 16, 2021	2015
71	Star Zeus I LLC	Star Capoeira	81,253	March 16, 2021	2015
72	Star Zeus VII LLC	Star Macarena	81,198	March 6, 2021	2016
73	ABY III LLC	Star Lydia	81,187	August 3, 2018	2013
74	ABY IV LLC	Star Nicole	81,120	August 3, 2018	2013
75	ABY Three LLC	Star Virginia	81,061	August 3, 2018	2015
76	Star Nor XII LLC	Star Genesis	80,705	July 6, 2018	2010
77	Star Nor XIII LLC	Star Flame	80,448	July 6, 2018	2011
78	Cape Town Eagle LLC	Star Cape Town	63,707	April 9, 2024	2015
79	Vancouver Eagle LLC	Star Vancouver	63,670	April 9, 2024	2020
80	Oslo Eagle LLC	Star Oslo	63,655	April 9, 2024	2015

1.       Basis of Presentation and General Information – (continued):

a) Subsidiaries owning vessels in operation – (continued):

				Date
#	Wholly Owned Subsidiaries	Vessel Name	DWT	Delivered to Star Bulk	Year Built
81	Rotterdam Eagle LLC	Star Rotterdam	63,629	April 9, 2024	2017
82	Halifax Eagle LLC	Star Halifax	63,618	April 9, 2024	2020
83	Helsinki Eagle LLC	Star Helsinki	63,605	April 9, 2024	2015
84	Gibraltar Eagle LLC	Star Gibraltar	63,576	April 9, 2024	2015
85	Valencia Eagle LLC	Star Valencia	63,556	April 9, 2024	2015
86	Dublin Eagle LLC	Star Dublin	63,550	April 9, 2024	2015
87	Santos Eagle LLC	Star Santos	63,536	April 9, 2024	2015
88	Antwerp Eagle LLC	Star Antwerp	63,530	April 9, 2024	2015
89	Sydney Eagle LLC	Star Sydney	63,523	April 9, 2024	2015
90	Copenhagen Eagle LLC	Star Copenhagen	63,495	April 9, 2024	2015
91	Hong Kong Eagle LLC	Star Hong Kong	63,472	April 9, 2024	2016
92	Orion Maritime LLC	Idee Fixe	63,458	March 25, 2015	2015
93	Shanghai Eagle LLC	Star Shanghai	63,438	April 9, 2024	2016
94	Primavera Shipping LLC	Star Roberta	63,426	March 31, 2015	2015
95	Success Maritime LLC	Laura	63,399	April 7, 2015	2015
96	Singapore Eagle LLC	Star Singapore	63,386	April 9, 2024	2017
97	Westport Eagle LLC	Star Westport	63,344	April 9, 2024	2015
98	Hamburg Eagle LLC	Star Hamburg	63,334	April 9, 2024	2014
99	Fairfield Eagle LLC	Star Fairfield	63,301	April 9, 2024	2013
100	Greenwich Eagle LLC	Star Greenwich	63,301	April 9, 2024	2013
101	Groton Eagle LLC	Star Groton	63,301	April 9, 2024	2013
102	Madison Eagle LLC	Star Madison	63,301	April 9, 2024	2013
103	Mystic Eagle LLC	Star Mystic	63,301	April 9, 2024	2013
104	Rowayton Eagle LLC	Star Rowayton	63,301	April 9, 2024	2013
105	Southport Eagle LLC	Star Southport	63,301	April 9, 2024	2013
106	Stonington Eagle LLC	Star Stonington (Notes 6 and 22.b)	63,301	April 9, 2024	2012
107	Ultra Shipping LLC	Kaley	63,283	June 26, 2015	2015
108	Stockholm Eagle LLC	Star Stockholm	63,275	April 9, 2024	2016
109	Blooming Navigation LLC	Kennadi	63,262	January 8, 2016	2016
110	Jasmine Shipping LLC	Mackenzie	63,226	March 2, 2016	2016
111	New London Eagle LLC	Star New London	63,140	April 9, 2024	2015
112	Star Lida I Shipping LLC	Star Apus	63,123	July 16, 2019	2014
113	Star Zeus IV LLC	Star Subaru	61,571	March 16, 2021	2015
114	Stamford Eagle LLC	Star Stamford	61,530	April 9, 2024	2016
115	Star Nor XV LLC	Star Wave	61,491	July 6, 2018	2017
116	Star Challenger I LLC	Star Challenger (1)	61,462	December 12, 2013	2012
117	Star Challenger II LLC	Star Fighter (1)	61,455	December 30, 2013	2013
118	Star Axe II LLC	Star Lutas	61,347	January 6, 2016	2016
119	Aurelia Shipping LLC	Honey Badger	61,320	February 27, 2015	2015
120	Rainbow Maritime LLC	Wolverine	61,292	February 27, 2015	2015

(1)	Subject to sale and lease back financing transaction (Note 8)

1.       Basis of Presentation and General Information – (continued):

a) Subsidiaries owning vessels in operation – (continued):

				Date
#	Wholly Owned Subsidiaries	Vessel Name	DWT	Delivered to Star Bulk	Year Built
121	Star Axe I LLC	Star Antares	61,258	October 9, 2015	2015
122	Tokyo Eagle LLC	Star Tokyo	61,225	April 9, 2024	2015
123	ABY Five LLC	Star Monica	60,935	August 3, 2018	2015
124	Star Asia I LLC	Star Aquarius	60,916	July 22, 2015	2015
125	Star Asia II LLC	Star Pisces	60,916	August 7, 2015	2015
126	Crane Shipping LLC	Crane	57,809	April 9, 2024	2010
127	Egret Shipping LLC	Egret Bulker	57,809	April 9, 2024	2010
128	Gannet Shipping LLC	Gannet Bulker	57,809	April 9, 2024	2010
129	Grebe Shipping LLC	Grebe Bulker	57,809	April 9, 2024	2010
130	Ibis Shipping LLC	Ibis Bulker	57,809	April 9, 2024	2010
131	Jay Shipping LLC	Jay	57,809	April 9, 2024	2010
132	Kingfisher Shipping LLC	Kingfisher	57,809	April 9, 2024	2010
133	Martin Shipping LLC	Martin	57,809	April 9, 2024	2010
134	Star Lida IX Shipping LLC	Star Cleo	56,582	July 15, 2019	2013
135	Star Lida X Shipping LLC	Star Pegasus	56,540	July 15, 2019	2013
136	Star Regg III LLC	Star Bright	55,569	October 10, 2018	2010
		Total DWT	13,686,399

b) Subsidiaries owning vessels under construction:

#	Wholly Owned Subsidiaries	Vessel Name	DWT	Shipyard	Expected Delivery Date
1	Star Thundera LLC	Hull No 15	82,000	Qingdao Shipyard Co. Ltd.	April, 2026
2	Star Caldera LLC	Hull No 16	82,000	Qingdao Shipyard Co. Ltd.	April, 2026
3	Star Terra LLC	Hull No 17	82,000	Qingdao Shipyard Co. Ltd.	July, 2026
4	Star Nova LLC	Hull No 18	82,000	Qingdao Shipyard Co. Ltd.	September, 2026
5	Star Affinity LLC	Hull No 23	82,000	Qingdao Shipyard Co. Ltd.	July, 2026
6	Star Blueseas I LLC	Hull No 67	82,000	Hengli Shipbuilding Pte. Ltd.	July, 2026
7	Star Blueseas II LLC	Hull No 70	82,000	Hengli Shipbuilding Pte. Ltd.	August, 2026
8	Star Blueseas III LLC	Hull No 72	82,000	Hengli Shipbuilding Pte. Ltd.	September, 2026
		Total DWT	656,000

1.       Basis of Presentation and General Information – (continued):

c) Non-vessel owning subsidiaries:

The below list includes companies previously owning vessels that have been sold, intermediate holding companies, companies that charter-in vessels and management companies:

1	Star Bulk Management Inc.	37	Star Lida VII Shipping LLC
2	Starbulk S.A.	38	Star Lida VIII Shipping LLC
3	Star Bulk (USA) LLC	39	Star Lida XI Shipping LLC
4	Star Logistics LLC	40	Star Bulk (Singapore) Pte. Ltd.
5	Oceanbulk Carriers LLC	41	Star Zeus LLC
6	Oceanbulk Shipping LLC	42	Star Zeus III LLC
7	Star Omas LLC	43	Star Zeus V LLC
8	Star Synergy LLC	44	Star Sun II LLC
9	Unity Holding LLC	45	Star Auctus LLC
10	Star Zeta LLC	46	Star Bulk (Hellas) Inc.
11	Star Theta LLC	47	Eagle Bulk Shipping Inc.
12	Star Kappa LLC	48	Eagle Bulk Shipco LLC
13	Star Omicron LLC	49	Eagle Bulk Ultraco LLC
14	Star Cosmo LLC	50	Eagle Bulk Holdco LLC
15	Star Bulk Manning LLC	51	Eagle Bulk (Delaware) LLC
16	Star Mare LLC	52	Eagle Bulk Management LLC
17	Star New Era LLC	53	Eagle Shipping International (USA) LLC
18	Star Thor LLC	54	Star Bulk Shipmanagement (Singapore) Pte. Ltd.
19	Star Ventures LLC	55	Eagle Ship Management LLC
20	Star ABY LLC	56	Bittern Shipping LLC
21	Glory Supra Shipping LLC	57	Canary Shipping LLC
22	Sky Cape Shipping LLC	58	Crested Eagle Shipping LLC
23	Pacific Cape Shipping LLC	59	Crowned Eagle Shipping LLC
24	Sea Cape Shipping LLC	60	Golden Eagle Shipping LLC
25	Star Trident VII LLC	61	Imperial Eagle Shipping LLC
26	Star Trident IX LLC	62	Nighthawk Shipping LLC
27	Star Trident XI LLC	63	Oriole Shipping LLC
28	Star Trident XV LLC	64	Owl Shipping LLC
29	Star Trident III LLC	65	Petrel Shipping LLC
30	Star Trident XX LLC	66	Puffin Shipping LLC
31	Star Trident XXV LLC	67	Roadrunner Shipping LLC
32	Star Nor XIV LLC	68	Sandpiper Shipping LLC
33	ABY I LLC	69	Stellar Eagle Shipping LLC
34	ABY Fifteen LLC	70	Montauk Eagle LLC
35	ABY Group Holding LLC	71	Newport Eagle LLC
36	Star Regina LLC	72	Sankaty Eagle LLC

1.       Basis of Presentation and General Information – (continued):

c) Non-vessel owning subsidiaries – (continued):

73	Star Regg VII LLC	80	Skua Shipping LLC
74	Star Sege LLC	81	Avocet Shipping LLC
75	Star Lida II Shipping LLC	82	Cardinal Shipping LLC
76	Star Lida III Shipping LLC	83	Jaeger Shipping LLC
77	Star Lida IV Shipping LLC	84	Eagle Ship Management (Hellas) LLC
78	Star Lida V Shipping LLC	85	Star Blueseas Holding LLC
79	Star Lida VI Shipping LLC

1.       Basis of Presentation and General Information – (continued):

Long-term time charter-in vessels as of December 31, 2025:

The Company has entered into seven long-term charter-in arrangements. with an approximate duration of seven years per vessel plus optional years depending on the Company’s decision. The assets and liabilities recognized in respect of the below time charter–in agreements that correspond to the underlying rights and obligations are presented within “Operating leases, right-of-use assets” and “Operating lease liabilities”, respectively, in the consolidated balance sheets (Note 7a).

#	Name	DWT	Built	Yard	Country	Delivery	Minimum Period
1	Star Shibumi	180,000	2021	JMU	Japan	November 30, 2021	November 2028
2	Star Voyager	82,000	2024	Tsuneishi, Zhousan	China	January 11, 2024	January 2031
3	Stargazer	66,000	2024	Tsuneishi, Cebu	Philippines	January 16, 2024	January 2031
4	Star Explorer	82,000	2024	JMU	Japan	March 8, 2024	March 2031
5	Star Earendel	82,000	2024	JMU	Japan	June 28, 2024	June 2031
6	Star Illusion	82,000	2024	Tsuneishi, Zhousan	China	October 11, 2024	October 2031
7	Star Thetis	66,000	2024	Tsuneishi, Cebu	Philippines	November 12, 2024	November 2031
	Total DWT	640,000

Charterers who individually accounted for more than 10% of the Company’s voyage revenues during the year ended December 31, 2025 are as follows:

Charterer	2025
A	12%

No charterer accounted for more than 10% of the Company’s revenues for the years ended December 31, 2023 and 2024.